FAIR VALUE OF FINANCIAL INSTRUMENTS - Recurring Basis (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets:
Real estate securities, available-for-sale	$ 984,263	[1]	$ 1,691,575	[1]
Derivative assets:
Derivative assets	43,662		165
Principal Balance
Assets:
Real estate securities, available-for-sale	1,170,905	[2]
Derivative assets:
Derivative assets	116,806	[2],[3],[4]
Derivative Liabilities:
Interest rate swaps, treated as hedges	105,031	[2],[4],[5]
Interest rate swaps, not treated as hedges	185,871	[2],[3],[4]
Carrying Amount
Assets:
Real estate securities, available-for-sale	984,263	[2]	1,691,575	[2]
Derivative assets:
Derivative assets	43,662	[2],[3],[4]	165	[2],[3],[4]
Derivative Liabilities:
Interest rate swaps, treated as hedges	6,203	[2],[4],[5]	12,175	[2],[4],[5]
Interest rate swaps, not treated as hedges	7,592	[2],[3],[4]	19,401	[2],[3],[4]
Estimated Fair Value
Assets:
Real estate securities, available-for-sale	984,263	[2]	1,691,575	[2]
Derivative assets:
Derivative assets	43,662	[2],[3],[4]	165	[2],[3],[4]
Derivative Liabilities:
Interest rate swaps, treated as hedges	6,203	[2],[4],[5]	12,175	[2],[4],[5]
Interest rate swaps, not treated as hedges	7,592	[2],[3],[4]	19,401	[2],[3],[4]
Measured on a Recurring Basis | Level 2 Inputs
Assets:
Real estate securities, available-for-sale	582,456
Derivative assets:
Linked transactions at fair value
Derivative assets
Derivative Liabilities:
Interest rate swaps, treated as hedges	6,203
Interest rate swaps, not treated as hedges	7,592
Derivative liabilities	13,795
Measured on a Recurring Basis | Level 2 Inputs | CMBS
Assets:
Real estate securities, available-for-sale
Measured on a Recurring Basis | Level 2 Inputs | REIT Debt
Assets:
Real estate securities, available-for-sale	31,186
Measured on a Recurring Basis | Level 2 Inputs | Non-Agency RMBS
Assets:
Real estate securities, available-for-sale
Measured on a Recurring Basis | Level 2 Inputs | ABS Franchise
Assets:
Real estate securities, available-for-sale
Measured on a Recurring Basis | Level 2 Inputs | FNMA/FHLMC Securities
Assets:
Real estate securities, available-for-sale	551,270
Measured on a Recurring Basis | Level 2 Inputs | CDOs
Assets:
Real estate securities, available-for-sale
Measured on a Recurring Basis | Level 3 Inputs
Assets:
Real estate securities, available-for-sale	401,807
Derivative assets:
Linked transactions at fair value	43,662
Derivative assets	43,662
Derivative Liabilities:
Interest rate swaps, treated as hedges
Interest rate swaps, not treated as hedges
Derivative liabilities
Measured on a Recurring Basis | Level 3 Inputs | CMBS
Assets:
Real estate securities, available-for-sale	284,469
Measured on a Recurring Basis | Level 3 Inputs | REIT Debt
Assets:
Real estate securities, available-for-sale
Measured on a Recurring Basis | Level 3 Inputs | Non-Agency RMBS
Assets:
Real estate securities, available-for-sale	57,581
Measured on a Recurring Basis | Level 3 Inputs | ABS Franchise
Assets:
Real estate securities, available-for-sale
Measured on a Recurring Basis | Level 3 Inputs | FNMA/FHLMC Securities
Assets:
Real estate securities, available-for-sale
Measured on a Recurring Basis | Level 3 Inputs | CDOs
Assets:
Real estate securities, available-for-sale	59,757
Measured on a Recurring Basis | Principal Balance
Assets:
Real estate securities, available-for-sale	1,170,905
Derivative assets:
Linked transactions at fair value	116,806
Derivative assets	116,806
Derivative Liabilities:
Interest rate swaps, treated as hedges	105,031
Interest rate swaps, not treated as hedges	185,871
Derivative liabilities	290,902
Measured on a Recurring Basis | Principal Balance | CMBS
Assets:
Real estate securities, available-for-sale	333,121
Measured on a Recurring Basis | Principal Balance | REIT Debt
Assets:
Real estate securities, available-for-sale	29,200
Measured on a Recurring Basis | Principal Balance | Non-Agency RMBS
Assets:
Real estate securities, available-for-sale	96,762
Measured on a Recurring Basis | Principal Balance | ABS Franchise
Assets:
Real estate securities, available-for-sale	8,464
Measured on a Recurring Basis | Principal Balance | FNMA/FHLMC Securities
Assets:
Real estate securities, available-for-sale	514,994
Measured on a Recurring Basis | Principal Balance | CDOs
Assets:
Real estate securities, available-for-sale	188,364
Measured on a Recurring Basis | Carrying Amount
Assets:
Real estate securities, available-for-sale	984,263
Derivative assets:
Linked transactions at fair value	43,662
Derivative assets	43,662
Derivative Liabilities:
Interest rate swaps, treated as hedges	6,203
Interest rate swaps, not treated as hedges	7,592
Derivative liabilities	13,795
Measured on a Recurring Basis | Carrying Amount | CMBS
Assets:
Real estate securities, available-for-sale	284,469
Measured on a Recurring Basis | Carrying Amount | REIT Debt
Assets:
Real estate securities, available-for-sale	31,186
Measured on a Recurring Basis | Carrying Amount | Non-Agency RMBS
Assets:
Real estate securities, available-for-sale	57,581
Measured on a Recurring Basis | Carrying Amount | ABS Franchise
Assets:
Real estate securities, available-for-sale
Measured on a Recurring Basis | Carrying Amount | FNMA/FHLMC Securities
Assets:
Real estate securities, available-for-sale	551,270
Measured on a Recurring Basis | Carrying Amount | CDOs
Assets:
Real estate securities, available-for-sale	59,757
Measured on a Recurring Basis | Estimated Fair Value
Assets:
Real estate securities, available-for-sale	984,263
Derivative assets:
Linked transactions at fair value	43,662
Derivative assets	43,662
Derivative Liabilities:
Interest rate swaps, treated as hedges	6,203
Interest rate swaps, not treated as hedges	7,592
Derivative liabilities	13,795
Measured on a Recurring Basis | Estimated Fair Value | CMBS
Assets:
Real estate securities, available-for-sale	284,469
Measured on a Recurring Basis | Estimated Fair Value | REIT Debt
Assets:
Real estate securities, available-for-sale	31,186
Measured on a Recurring Basis | Estimated Fair Value | Non-Agency RMBS
Assets:
Real estate securities, available-for-sale	57,581
Measured on a Recurring Basis | Estimated Fair Value | ABS Franchise
Assets:
Real estate securities, available-for-sale
Measured on a Recurring Basis | Estimated Fair Value | FNMA/FHLMC Securities
Assets:
Real estate securities, available-for-sale	551,270
Measured on a Recurring Basis | Estimated Fair Value | CDOs
Assets:
Real estate securities, available-for-sale	$ 59,757

[1]	See Note 13 regarding the estimation of fair value, which is equal to carrying value for all securities.
[2]	Measured at fair value on a recurring basis.
[3]	This represents a linked transaction entered into in June 2013 with $116.8 million face amount of underlying financial securities. This derivative agreement was not designated as a hedge for accounting purposes as of December 31, 2013.
[4]	Newcastle's derivatives fall into two categories. As of December 31, 2013, all derivatives liabilities, which represent three interest rate swaps, were held within Newcastle's nonrecourse structures. An aggregate notional balance of $290.9 million, is only subject to the credit risks of the respective CDO structures. As they are senior to all the debt obligations of the respective CDOs and the fair value of each of the CDOs' total investments exceeded the fair value of each of the CDOs' derivative liabilities, no credit valuation adjustments were recorded. A derivative asset with an aggregate notional balance of $116.8 million, represents linked transactions with $116.8 million face amount of underlying financed securities. Newcastle's interest rate swap counterparties include Bank of America and Bank of New York Mellon. Newcastle's derivatives are included in other assets or other liabilities in the consolidated balance sheets, as applicable.
[5]	Represents derivative agreements as follows: (See Schedule of fair value of derivative assets)